Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Deferred revenue	$389,958	$421,542
Accrued interest	255,369	262,559
Accounts payable and accrued expenses	239,086	296,523
Derivative liabilities (Note 11)	97,066	29,321
Operating lease liabilities (Note 16)	51,144	—
	$1,032,623	$1,009,945